UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of registrant as specified in charter)

David D. Basten, President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(Name and address of agent for service)

Registrant’s telephone number, including area code: (434) 846-1361

Copies to:

Thomas S. Harman, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Date of fiscal year end: May 31, 2008

Date of reporting period: February 29, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

API TRUST EFFICENT FRONTIER

CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

	Shares	Value
COMMON STOCKS—50.8%
Auto Parts & Accessories—3.0%
Donaldson Company, Inc.	18,000	$758,880

Auto/Truck—2.7%
Pacaar, Inc.	15,500	672,390

Banks—2.7%
J.P. Morgan Chase & Co.	17,000	691,050

Basic Materials—3.6%
Southern Copper Corp.	8,000	912,880

Beverages—5.4%
Cadbury Schweppes PLC	15,000	672,750
Coca Cola Co.	12,000	701,520

		1,374,270

Computers—Software—2.8%
DST Systems, Inc.	10,000	702,600

Diversified Technology—3.0%
Honeywell International, Inc.	13,000	748,020

Drugs—2.4%
GlaxoSmithKline PLC	14,000	614,740

Energy—2.9%
Transcanada Corp.	18,000	721,620

Financial Services—8.5%
Barclays PLC	19,000	713,830
Legg Mason, Inc.	12,000	792,480
ProLogis	12,100	651,948

		2,158,258

Food Products—2.8%
Kraft Foods, Inc.	23,000	716,910

Insurance—2.7%
AXA Group	20,000	673,200

Utilities—Electric—3.2%
TransAlta Corp.	23,000	818,800

Utilities—Telecommunications—5.1%
A T & T, Inc.	17,000	592,110
Philippine Long Distance Telephone	10,000	709,500

		1,301,610

Total Common Stocks (cost $11,938,424)		12,865,228

CLOSED END FUNDS—3.2%
Latin American Discovery Fund	26,500	822,825

Total Closed End Funds (cost $311,228)		822,825

EXCHANGE TRADED FUNDS—16.9%
i Shares Cohen & Steers Realty Major	9,000	678,780
i Shares Dow Jones Regional Bank Index	18,500	667,480
i Shares Dow Jones Select Dividend Index	12,000	710,280
i Shares S&P Global Energy Sector	6,000	802,680
i Shares S&P/TOPIX 150	6,000	668,280
PowerShares High Yield Equity Dividend Trust	63,000	764,820

Total Exchange Traded Funds (cost $4,040,473)		4,292,320

FOREIGN EXCHANGE TRADED FUNDS—25.8%
i Shares MSCI Brazil	10,000	839,600
i Shares MSCI Canada	24,000	768,240
i Shares MSCI Pacific Ex-Japan	4,500	623,160
i Shares MSCI Taiwan	49,000	756,070
i Shares S&P Latin America 40	3,000	777,030
SPDR S&P Emerging Middle East & Africa ETF	11,000	721,820
WisdomTree Emerging Markets High-Yield Equity Fund	14,000	743,120
WisdomTree Europe Smallcap Dividend Fund	11,000	626,890
WisdomTree International Dividend Top 100 Fund	11,000	694,210

Total Foreign Exchange Traded Funds (cost $4,762,024)		6,550,140

TOTAL INVESTMENTS—96.7% (cost $21,052,149)		24,530,513
OTHER ASSETS IN EXCESS OF LIABILITIES—3.3%		843,789

Net Assets—100.0%		$25,374,302

API TRUST EFFICENT FRONTIER

GROWTH FUND

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

	Shares	Value
COMMON STOCKS—27.6%
Banks—1.3%
HDFC Bank Ltd.	6,500	$709,215

Auto Parts—0.6%
Copart, Inc.	7,500	312,450

Basic Materials—1.4%
Rio Tinto PLC	1,700	772,565

Communications—3.0%
CommScope, Inc.	40,000	1,675,200

Computers—1.8%
Autodesk, Inc.	15,000	466,350
Digital River, Inc.	16,000	522,080

		988,430

Financial Services—2.4%
Blackrock, Inc.	7,000	1,352,750

Home Construction—1.2%
Gafisa SA	17,000	665,890

Hospital/Medical Care—0.9%
Psychiatric Solutions, Inc.	17,000	480,930

Instruments & Controls—4.9%
FLIR Systems, Inc.	66,000	1,878,360
Rofin-Sinar Technologies, Inc.	22,000	866,140

		2,744,500

Insurance—2.1%
ACE Ltd.	11,000	618,640
MetLife, Inc.	10,000	582,600

		1,201,240

Medical Instruments/Supplies—1.2%
Mindray Medical International Ltd.	19,000	697,300

Office Products/Services—3.5%
j2 Global Communications, Inc.	24,000	516,480
Nuance Communications, Inc.	89,000	1,464,050

		1,980,530

Retailers/Specialty—0.8%
Amazon.com, Inc.	7,200	464,184

Securities Brokers/Investment Banking—1.0%
TradeStation Group, Inc.	56,000	537,600

Utilities—Telecommunications—1.5%
Vimpel Communications	25,000	868,250

Total Common Stocks (cost $11,720,903)		15,451,034

CLOSED END FUNDS—2.9%
Morgan Stanley China A Share Fund, Inc.	37,000	1,631,700

Total Closed End Funds (cost $1,908,906)		1,631,700

EXCHANGE TRADED FUNDS—16.9%
Claymore ETF BNY BRIC	28,000	1,400,560
PowerShares Zacks Micro Cap	108,000	1,472,040
Vanguard Financial ETF	29,000	1,367,930
Vanguard Growth ETF	33,000	1,932,150
Vanguard Info Tech ETF	28,000	1,415,120
Vanguard Small Cap ETF	30,000	1,911,000

Total Exchange Traded Funds (cost $9,535,469)		9,498,800

FOREIGN EXCHANGE TRADED FUNDS—51.0%
Asia 50 ADR Index Fund	44,000	1,400,960
BLDRS Emerging Markets 50 ADR Index Fund	26,500	1,384,625
iPath MSCI—India	22,000	1,617,000
i Shares MSCI—Australia	78,300	2,078,082
i Shares MSCI EAFE Growth Index	44,400	3,203,460
i Shares MSCI—Hong Kong	114,000	2,105,580
i Shares MSCI—Japan	118,300	1,482,299
i Shares MSCI—Singapore	70,900	864,980
i Shares MSCI—Sweden	66,700	1,932,966
i Shares MSCI—Taiwan	128,800	1,987,384
i Shares S&P Europe 350	8,500	882,215
i Shares S&P Latin America 40	12,000	3,108,120
SPDR DJ Global Titans ETF	31,000	2,214,020
StreetTRACKS DJ Europe Strategic 50	35,500	1,946,110
Vanguard Emerging Markets ETF	26,000	2,534,740

Total Foreign Exchange Traded Funds (cost $24,489,633)		28,742,541

TOTAL INVESTMENTS—98.4% (cost $47,654,911)		55,324,075
OTHER ASSETS IN EXCESS OF LIABILITIES—1.6%		918,815

Net Assets—100.0%		$56,242,890

API TRUST EFFICENT FRONTIER

INCOME FUND

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

	Principal/Shares	Value
COMMON STOCKS—3.6%
Australia and New Zealand Banking	2,300	$236,656
Bank of Montreal	4,000	202,160

Total Common Stocks (cost $533,591)		438,816

CORPORATE BONDS—42.8%
Autos/Auto Parts & Accessories—4.2%
Daimler Chrysler North America Holding Corp., 7.2%, due 9/1/2009	$500,000	524,743

Financial Services—15.6%
CIT Group, Inc., 4.0%, due 5/8/2008	$400,000	399,002
International Lease Finance Corp., 6.375%, due 3/15/2009	$500,000	512,871
HSBC Finance Corp., 5.0%, due 12/15/2008	$1,000,000	1,008,196

		1,920,069

Oil & Gas Exploration/Production—4.2%
Pemex Proj. Fdg. Master Trust, 7.875%, due 2/1/2009	$500,000	519,250

Securities Brokers—18.8%
Goldman Sachs Group, 6.65%, due 5/15/2009	$500,000	518,264
Merrill Lynch & Co., 10.0%, due 4/5/2019	$1,900,000	1,805,000

		2,323,264

Total Corporate Bonds (cost $5,294,808)		5,287,326

EXCHANGE TRADED FUNDS—33.3%
First Trust Morningstar Dividend Leaders Index	8,300	153,882
PowerShares DB Commodity Index Tracking Fund	30,000	1,084,500
PowerShares DB US Dollar Index Bullish Fund	10,500	240,555
PowerShares International Dividend Achievers Portfolio	10,500	198,135
Rydex S&P Equal Weight Financial ETF	3,500	128,555
SPDR—DJ Wilshire Total Market ETF	8,000	773,520
SPDR—S&P Dividend ETF	15,500	798,560
Vanguard Dividend Appreciation ETF	3,600	187,848
Vanguard Large-Cap ETF	3,000	179,640
Vanguard Utilities ETF	2,500	195,875
WisdomTree Europe High-Yielding Equity Fund	3,000	174,330

Total Exchange Traded Funds (cost $3,953,003)		4,115,400

U.S. GOVERNMENT AND AGENCY NOTES—13.8%
U. S. Treasury Stripped Interest Payment, due 11/15/2014	$2,110,000	1,710,223

Total U.S. Government and Agency Notes (cost $1,533,194)		1,710,223

TOTAL INVESTMENTS—93.5% (cost $11,314,596)		11,551,765
OTHER ASSETS IN EXCESS OF LIABILITIES—6.5%		798,261

Net Assets—100.0%		$12,350,026

API TRUST EFFICENT FRONTIER

MULTIPLE INDEX FUND

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS—33.2%
i Shares Dow Jones Total Market Index	18,000	$1,174,500
i Shares Dow Jones U.S. Broker-Dealers Index Fund	25,000	1,045,250
i Shares Dow Jones U.S. Financial Sector	14,000	1,177,820
i Shares Dow Jones U.S. Financial Services	12,000	1,087,080
i Shares Goldman Sachs Networking	41,500	1,170,715
Market Vectors—Agribusiness ETF	23,500	1,337,150
SPDR—Financial Select Sector	43,000	1,108,540
SPDR—Materials Select Sector	35,000	1,432,200
SPDR—S&P BRIC 40 ETF	43,000	1,253,880
WisdomTree Midcap Dividend Fund	25,000	1,216,250

Total Exchange Traded Funds (cost $12,082,210)		12,003,385

FOREIGN EXCHANGE TRADED FUNDS—64.4%
i Shares FTSE/Xinhua China 25 Index Fund	7,000	1,017,730
i Shares MSCI—Australia	47,000	1,247,380
i Shares MSCI—Austria	36,000	1,190,160
i Shares MSCI—Brazil	17,000	1,427,320
i Shares MSCI EAFE Index	17,000	1,214,820
i Shares MSCI—Japan	97,000	1,215,410
i Shares MSCI—Mexico	24,000	1,333,920
i Shares MSCI—Pacific Ex-Japan	9,000	1,246,320
i Shares MSCI—Singapore	98,000	1,195,600
i Shares MSCI—South Africa	10,500	1,244,460
i Shares MSCI—Spain	22,000	1,263,240
i Shares MSCI—United Kingdom	55,000	1,204,500
i Shares S&P Europe 350	12,000	1,245,480
PowerShares Golden Dragon Halter USX China Portfolio	42,000	1,164,660
SPDR DJ EURO STOXX 50 ETF	22,000	1,206,040
SPDR S&P China ETF	16,000	1,212,960
SPDR S&P Emerging Asia Pacific ETF	15,000	1,193,700
SPDR S&P Emerging Europe ETF	20,000	1,214,200
Vanguard Emerging Markets	13,000	1,267,370

Total Foreign Exchange Traded Funds (cost $18,602,777)		23,305,270

TOTAL INVESTMENTS—97.6% (cost $30,684,987)		35,308,655
OTHER ASSETS IN EXCESS OF LIABILITIES—2.4%		854,917

Net Assets—100.0%		$36,163,572

API TRUST EFFICENT FRONTIER

VALUE FUND

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

	Shares	Value
COMMON STOCKS—74.2%
Aerospace/Defense—2.3%
Boeing Company	10,000	$827,900

Banks—4.6%
Banco Santander	47,000	835,660
Wachovia Corp.	27,000	826,740

		1,662,400

Basic Materials—5.7%
Alcoa, Inc.	27,000	1,002,780
ArcelorMittal	14,000	1,064,280

		2,067,060

Communications—4.9%
NET Servicos de Comunicacao	76,000	831,440
Tele Norte Leste	38,000	951,140

		1,782,580

Computers—2.9%
International Business Machines, Inc.	9,000	1,024,740

Drugs—2.1%
Dr. Reddy’s Labs Ltd.	52,000	744,120

Electrical Equipment—2.5%
Belden CDT, Inc.	23,000	903,900

Energy—11.8%
ENSCO International, Inc.	16,000	957,440
Houston American Energy Corp	100,000	427,000
Magellan Midstream Partners, L.P.	20,000	866,200
StatoilHydro	32,950	1,006,293
Transocean, Inc.	7,000	983,570

		4,240,503

Financial Services—10.9%
American Express Company	20,000	846,000
AmeriCredit Corp.	83,000	1,193,540
Eaton Vance Corp.	30,000	955,500
Franklin Resources, Inc.	10,000	943,700

		3,938,740

Heavy Machinery/Equipment—2.1%
Deere & Company	9,000	766,890

Home Construction/Manufacturing—3.4%
Pulte Homes, Inc.	91,000	1,232,140

Insurance—4.9%
American National Insurance	7,000	794,150
White Mountains Insurance Group Ltd.	2,000	986,800

		1,780,950

Packaging/Containers—2.2%
Silgan Holdings, Inc.	17,000	794,580

Securities Brokers/Investment Banking—8.2%
Charles Schwab Corp.	38,000	745,180
Chicago Mercantile Exchange Holdings	1,600	821,280
Goldman Sachs Group, Inc.	4,000	678,520
Lehman Brothers Holdings, Inc.	14,000	713,860

		2,958,840

Transportation—Equipment/Leasing—5.7%
CIT Group, Inc.	41,000	911,020
Frontline Ltd.	25,000	1,128,500

		2,039,520

Total Common Stocks (cost $24,652,601)		26,764,863

EXCHANGE TRADED FUNDS—5.2%
Barclay’s Bank IPGS Crude Oil	17,000	1,013,880
KBW Insurance ETF	18,000	855,000

Total Exchange Traded Funds (cost $1,601,056)		1,868,880

FOREIGN EXCHANGE TRADED FUNDS—19.6%
BLDRS Developed Markets 100 ADR Index	30,000	856,800
i Shares MSCI—Brazil	12,000	1,007,520
i Shares MSCI—Malaysia	68,000	852,040
i Shares MSCI—South Korea	16,000	908,800
Market Vectors Russia ETF	18,000	871,020
SPDR—S&P Emerging Asia Pacific ETF	11,000	875,380
SPDR—S&P Emerging Markets ETF	12,000	860,880
WisdomTree Europe Total Dividend	14,000	858,620

Total Foreign Exchange Traded Funds (cost $6,384,446)		7,091,060

TOTAL INVESTMENTS—99.0% (cost $32,638,103)		35,724,803
OTHER ASSETS IN EXCESS OF LIABILITIES—1.0%		363,877

Net Assets—100.0%		$36,088,680

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Pension Investors Trust

By:	/s/ David D. Basten
David D. Basten President

Date: April 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David D. Basten
David D. Basten President

Date: April 25, 2008

By:	/s/ Charles D. Foster
Charles D. Foster Chief Financial Officer

Date: April 25, 2008